Advantus Managed Volatility Equity Fund
Advantus Managed Volatility Equity Fund
Investment Objective
The Advantus Managed Volatility Equity Fund (the “Fund”) seeks to maximize risk-adjusted returns relative to its blended benchmark index, comprised of 60% S&P 500 ® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Barclays U.S. 3 Month Treasury Bellwether Index (the blended benchmark index is referred to as the “Benchmark Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on page 52 of the Fund’s statutory Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Advantus Managed Volatility Equity Fund	Class A Shares	Institutional Class Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price on investments of less than $1 million)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Advantus Managed Volatility Equity Fund		Class A Shares	Institutional Class Shares
Management Fees		0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.92%	0.92%
Acquired Fund Fees and Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		1.99%	1.74%
Expense (Reimbursement)/Recoupment	[2]	(1.02%)	(1.02%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment		0.97%	0.72%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Advantus Capital Management, Inc. (the "Adviser" or "Advantus") has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividends on securities sold short, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.80% of the average daily net assets of Class A and 0.55% of the average daily net assets of the Institutional Class. Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reduction and reimbursement occurred. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least December 28, 2016.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Advantus Managed Volatility Equity Fund - USD ($)	One Year	Three Years
Class A Shares	594	999
Institutional Class Shares	74	448

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in other funds or directly in securities while using hedging techniques to manage portfolio risk and volatility.   Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  Equity securities include those that are equity-based, such as ETFs that invest primarily in U.S. and foreign equity securities.  Over time, the Fund will target an approximate 85% equity exposure and 15% cash or cash equivalent exposure.  The Fund will generally seek to invest in ETFs that invest in equity securities whose prices are less volatile than the equity markets as a whole.

As market conditions change, the Fund’s effective equity exposure will change in an effort to manage overall Fund volatility, with a minimum effective equity exposure of 10% and a maximum effective equity exposure of 100% of the Fund’s total asset value. The Fund will seek to manage its effective equity exposure and its overall volatility by investing primarily in S&P 500 ® futures contracts and other derivative instruments.  In periods when the Fund’s Adviser expects higher volatility in the equity market, as measured by the S&P 500 ® , the Fund will seek to reduce its effective equity exposure and the overall volatility of its portfolio by either selling S&P 500 ® futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500 ® futures contracts.  In periods when the Fund’s investment adviser expects lower volatility in the equity market, the Fund will seek to increase its effective equity exposure by purchasing S&P 500 ® futures contracts (taking long positions in such contracts) or reducing its short positions in S&P 500 ® futures contracts.  Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%.  There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year, or any longer period, may be higher or lower than 10%.

The use of S&P 500 ® , treasury and interest rate futures contracts and interest rate has the effect of introducing leverage into the Fund’s portfolio.  Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the notional value of the contract.  Despite any use of leverage, under normal circumstances the Fund’s effective equity exposure is not expected to exceed 100% of its total asset value.

In selecting investments, the Fund’s investment Adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates, other market and economic conditions, and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time .  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.   Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.   The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Managed Volatility Strategy Risk.   The Adviser may be unsuccessful in managing volatility and the Fund may experience a high level of volatility in its returns. The securities used in the strategy are subject to price volatility, and the strategy may not result in less volatile returns for the Fund relative to the market as a whole, and they could be more volatile. While the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the strategy will deliver competitive returns. Even if successful, the strategy may also result in returns increasing to a lesser degree than the market, or decreasing when the values of certain securities used in the strategy are stable or rising. The strategy may expose the Fund to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in equity securities. Additionally, the derivatives used to hedge the value of securities are not identical to the securities held, and as a result, the investment in derivatives may decline in value at the same time as underlying investments.

Equity Securities Risk .  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Large Cap Companies Risk .  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Investment Company Risk . The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk.   The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Tracking Risk.   Although the Fund seeks to   maximize risk-adjusted returns relative to its Benchmark Index, the Fund’s return may not match or achieve a high degree of correlation with the return of that index.  In addition, to the extent that the Fund or a portion of Fund assets successfully tracks the Benchmark Index, the Fund will be exposed to the securities included in, or representative of, such index regardless of their investment merits, and the Fund may be affected by a general decline in market segments relating to such index if the Fund does not respond by attempting to take defensive positions.

Liquidity Risk.   From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Foreign Securities Risk.   Investments in securities issued by foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Futures Contracts Risk. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment.  Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund.  Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset.  The successful use of futures by the Fund will be subject to the Adviser’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, currency exchange rates and other economic factors. Additional risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to do so at a time when it is disadvantageous to do so.

Short Sales Risk.   In connection with establishing a short position in an instrument, the Fund is subject to the risk that it may not always be able to borrow the instrument, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed instrument increases between the date of the short sale and the date on which the Fund replaces the instrument or closes out the position, the Fund will experience a loss.

Leverage Risk.   Using futures and other derivatives creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Asset Allocation Risk.   The Fund’s allocation among various asset classes and investments may not produce the desired results.

Portfolio Turnover Risk.   A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Newer Fund Risk.   The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may decide to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of the most recently completed calendar quarter will be available on the Advantus Mutual Fund website at www.advantusfunds.com or by calling the Fund toll-free at 855-824-1355.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.